Note 4 - Loans - Related Party Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Balance outstanding at December 31, 2022	$ 923
Principal additions	584
Principal reductions	(45)
Balance outstanding at December 31, 2023	$ 1,462